Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Future Payments on Long-term Debt
Future payments on long-term debt as of December 31, 2022 are as follows:

Fiscal year ending December 31,	Amount
2023	4,532
2024	6,023
2025	4,445

Total debt	15,000

Less current portion long-term debt	(4,532)
Less unamortized debt issuance costs	(360)
Accrued end of term charge	240

Total long-term debt, net of current portion and debt issuance costs	$10,348